Net loss per share (Tables)	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted net income per share
	Year Ended March 31,
	2018	2019	2020
	(Amounts in thousands of RMB, except share data)
Numerator:
Net loss	(89,954)	(84,923)	(97,793)
Less: Net income (loss) attributable to non-controlling interest	14,051	(11,677)	(5,302)
Net loss attributable to ruhnn	(104,005)	(73,246)	(92,491)
Denominator:
Weighted average ordinary shares outstanding:
Basic and diluted	319,406,760	321,584,804	415,523,933
Net loss per ordinary share:
Basic and diluted	(0.33)	(0.23)	(0.22)
Net loss per ADS (each ADS represents five ordinary shares):
Basic and diluted	(1.63)	(1.14)	(1.11)